UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

19 E. Eagle Road
Havertown, PA 19083
(Address of principal executive offices) (Zip code)

19 E. Eagle Road
Havertown, PA 19083
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: June 30, 2025

Date of reporting period: December 31, 2024

Item 1. Report to Stockholders.

Intelligent Livermore ETF Ticker: LIVR Listed on: The Nasdaq Stock Market LLC	December 31, 2024 Semi-Annual Shareholder Report https://iaetfs.com/etf/

This semi-annual shareholder report contains important information about the Intelligent Livermore ETF (the “Fund”) for the period of September 17, 2024 to December 31, 2024 (the “Period”). You can find additional information about the Fund at https://iaetfs.com/etf/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$20	0.69%

KEY FUND STATISTICS (as of Period End)
Net Assets	$17,862,945	Advisory Fees	$41,661
# of Portfolio Holdings	68	Portfolio Turnover Rate*	81%
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.4%
Communication Services	12.6%
Energy	10.9%
Industrials	9.9%
Financials	9.2%
Consumer Discretionary	8.0%
Health Care	7.5%
Consumer Staples	4.1%
Materials	1.8%
Utilities	0.6%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	5.1%
Schlumberger NV	4.3%
GE Vernova, Inc.	3.8%
First Solar, Inc.	3.8%
Rambus, Inc.	3.0%
Collegium Pharmaceutical, Inc.	2.7%
JD.com, Inc. - ADR	2.7%
Marvell Technology, Inc.	2.6%
ONEOK, Inc.	2.5%
Micron Technology, Inc.	2.5%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://iaetfs.com/etf/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Semi-Annual Shareholder Report: December 31, 2024

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Advertising - 1.2%
Clear Channel Outdoor Holdings, Inc. (a)	157,793	$216,176

Airport Services - 0.8%
Grupo Aeroportuario del Pacifico SAB de CV - ADR	858	150,141

Application Software - 2.7%
Agilysys, Inc. (a)	1,136	149,623
Alarm.com Holdings, Inc. (a)	1,620	98,496
Cadence Design Systems, Inc. (a)	506	152,032
Nutanix, Inc. - Class A (a)	1,355	82,899
		483,050

Asset Management & Custody Banks - 0.8%
Associated Capital Group, Inc. - Class A	4,356	149,234

Automotive Parts & Equipment - 1.6%
Dorman Products, Inc. (a)	2,205	285,658

Biotechnology - 3.3%
AbbVie, Inc.	1,052	186,940
BeiGene Ltd. - ADR (a)	1,192	220,174
Vericel Corp. (a)	3,314	181,972
		589,086

Brewers - 1.5%
Molson Coors Beverage Co. - Class B	4,634	265,621

Broadcasting - 1.4%
Paramount Global - Class B	24,269	253,854

Broadline Retail - 3.9%
Alibaba Group Holding Ltd. - ADR	2,540	215,367
JD.com, Inc. - ADR	13,660	473,592
		688,959

Building Products - 0.5%
AZZ, Inc.	1,122	91,914

The accompanying notes are an integral part of these financial statements.

1

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Cable & Satellite - 1.4%
Comcast Corp. - Class A	6,588	$247,248

Communications Equipment - 3.9%
Arista Networks, Inc. (a)	3,774	417,140
Cisco Systems, Inc.	4,754	281,437
		698,577

Consumer Staples Merchandise Retail - 1.2%
PriceSmart, Inc.	2,283	210,424

Copper - 1.0%
Southern Copper Corp.	2,030	185,021

Diversified Banks - 5.9%
China Merchants Bank Co. Ltd. - ADR	11,325	285,985
Grupo Financiero Banorte SAB de CV - ADR	4,736	152,026
Grupo Financiero Galicia SA - ADR	2,685	167,329
Industrial & Commercial Bank of China Ltd. - ADR	10,694	142,016
NU Holdings Ltd. - Class A (a)	29,248	303,010
		1,050,366

Education Services - 0.8%
New Oriental Education & Technology Group, Inc. - ADR	2,147	137,794

Electric Utilities - 0.6%
Constellation Energy Corp.	512	114,540

Electrical Components & Equipment - 3.5%
Eaton Corp. PLC	1,023	339,503
WEG SA - ADR	31,027	288,551
		628,054

Financial Exchanges & Data - 0.5%
B3 SA - Brasil Bolsa Balcao - ADR	17,895	93,054

Health Care Equipment - 0.8%
LeMaitre Vascular, Inc.	1,585	146,042

Heavy Electrical Equipment - 3.8%
GE Vernova, Inc.	2,062	678,254

The accompanying notes are an integral part of these financial statements.

2

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Hotels, Resorts & Cruise Lines - 0.8%
Trip.com Group Ltd. - ADR (a)	1,984	$136,221

Household Products - 1.4%
WD-40 Co.	1,012	245,592

Industrial Conglomerates - 0.9%
Honeywell International, Inc.	736	166,255

Integrated Telecommunication Services - 0.9%
Verizon Communications, Inc.	4,233	169,278

Interactive Home Entertainment - 1.0%
NetEase, Inc. - ADR	1,954	174,316

Interactive Media & Services - 4.7%
Meta Platforms, Inc. - Class A	677	396,390
Tencent Holdings Ltd. - ADR	8,496	451,817
		848,207

Internet Services & Infrastructure - 2.2%
Snowflake, Inc. - Class A (a)	2,496	385,407

IT Consulting & Other Services - 0.5%
International Business Machines Corp.	416	91,449

Life & Health Insurance - 1.0%
Ping An Insurance Group Co. of China Ltd. - ADR	14,696	171,061

Oil & Gas Equipment & Services - 6.3%
Baker Hughes Co.	8,619	353,551
Schlumberger NV	20,052	768,795
		1,122,346

Oil & Gas Exploration & Production - 1.1%
Diamondback Energy, Inc.	1,166	191,026

Oil & Gas Storage & Transportation - 3.5%
ONEOK, Inc.	4,523	454,109
Targa Resources Corp.	931	166,184
		620,293

The accompanying notes are an integral part of these financial statements.

3

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

COMMON STOCKS - 100.0%	Shares	Value
Other Specialty Retail - 0.9%
Academy Sports & Outdoors, Inc.	2,684	$154,411

Passenger Ground Transportation - 0.4%
Localiza Rent a Car SA - ADR	12,534	68,812

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	2,334	132,011
Collegium Pharmaceutical, Inc. (a)	16,575	474,874
		606,885

Regional Banks - 1.0%
Texas Capital Bancshares, Inc. (a)	2,322	181,580

Semiconductor Materials & Equipment - 5.5%
Axcelis Technologies, Inc. (a)	3,467	242,239
Kulicke & Soffa Industries, Inc.	5,798	270,535
Onto Innovation, Inc. (a)	1,804	300,673
PDF Solutions, Inc. (a)	6,089	164,890
		978,337

Semiconductors - 17.1%
First Solar, Inc. (a)	3,836	676,057
Marvell Technology, Inc.	4,223	466,430
Micron Technology, Inc.	5,386	453,286
NVIDIA Corp.	6,848	919,618
Rambus, Inc. (a)	10,148	536,423
		3,051,814

Specialty Chemicals - 0.8%
International Flavors & Fragrances, Inc.	1,691	142,974

Systems Software - 2.2%
Microsoft Corp.	917	386,516

Technology Hardware, Storage & Peripherals - 1.3%
Xiaomi Corp. - ADR (a)	10,863	237,465

Wireless Telecommunication Services - 2.0%
America Movil SAB de CV - ADR	10,538	150,799
T-Mobile US, Inc.	965	213,004
		363,803
TOTAL COMMON STOCKS (Cost $18,797,868)		17,857,115

The accompanying notes are an integral part of these financial statements.

4

INTELLIGENT LIVERMORE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
December 31, 2024 (Unaudited)

SHORT-TERM INVESTMENTS - 0.0%(b)	Shares	Value
Money Market Funds - 0.0%(b)
First American Government Obligations Fund - Class X, 4.41% (c)	4,698	$4,698
TOTAL SHORT-TERM INVESTMENTS (Cost $4,698)		4,698

TOTAL INVESTMENTS - 100.0% (Cost $18,802,566)		$17,861,813
Other Assets in Excess of Liabilities - 0.0% (b)		1,132
TOTAL NET ASSETS - 100.0%		$17,862,945

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of December 31, 2024.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.

The accompanying notes are an integral part of these financial statements.

5

INTELLIGENT LIVERMORE ETF
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2024 (Unaudited)

ASSETS:
Investments, at value (See Note 2)	$17,861,813
Dividends receivable	12,465
Interest receivable	163
Total assets	17,874,441

LIABILITIES:
Payable to adviser (See Note 3)	11,496
Total liabilities	11,496
NET ASSETS	$17,862,945

NET ASSETS CONSISTS OF:
Paid-in capital	$19,470,708
Total distributable earnings (accumulated deficit)	(1,607,763)
Total net assets	$17,862,945

Net assets	$17,862,945
Shares issued and outstanding(a)	740,000
Net asset value per share	$24.14

COST:
Investments, at cost	$18,802,566

(a)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

STATEMENT OF OPERATIONS
For the Period Ended December 31, 2024(a) (Unaudited)

INVESTMENT INCOME:
Dividend income	$79,215
Less: Dividend withholding taxes	(3,522)
Less: Issuance fees	(1,681)
Interest income	533
Total investment income	74,545

EXPENSES:
Investment advisory fee (See Note 3)	41,661
Total expenses	41,661
NET INVESTMENT INCOME	32,884

REALIZED AND UNREALIZED LOSS
Net realized gain (loss) from:
Investments	(1,373,163)
In-kind redemptions	707,833
Net realized loss	(665,330)

Net change in unrealized depreciation on:
Investments	(940,753)
Net change in unrealized depreciation	(940,753)
Net realized and unrealized loss	(1,606,083)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,573,199)

(a)	Inception date of the Fund was September 17, 2024.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

STATEMENT OF CHANGES IN NET ASSETS

For the Period Ended December 31, 2024(a) (Unaudited)
Increase (Decrease) in Net Assets from:
OPERATIONS:
Net investment income	$32,884
Net realized loss	(665,330)
Net change in unrealized depreciation	(940,753)
Net decrease in net assets from operations	(1,573,199)

DISTRIBUTIONS TO SHAREHOLDERS:
Distributions to shareholders	(34,564)
Total distributions to shareholders	(34,564)

CAPITAL TRANSACTIONS:
Subscriptions	30,346,126
Redemptions	(10,875,740)
ETF transaction fees (See Note 1)	322
Net increase in net assets from capital transactions	19,470,708

NET INCREASE IN NET ASSETS	17,862,945

NET ASSETS:
Beginning of the period	—
End of the period	$17,862,945

SHARES TRANSACTIONS
Subscriptions	1,170,000
Redemptions	(430,000)
Total increase in shares outstanding	740,000

(a)	Inception date of the Fund was September 17, 2024.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF
FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:					SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized loss on investments(b)	Total from investment operations	From net investment income	Total distributions	ETF transaction fees per share	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income to average net assets(d)	Portfolio turnover rate(c)(e)
12/31/2024(f)(g)	$25.06	0.04	(0.91)	(0.87)	(0.05)	(0.05)	$0.00(h)	$24.14	-3.49%	$17,863	0.69%	0.54%	81%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was September 17, 2024.
(h)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS
December 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

Intelligent Livermore ETF (the “Fund”) is a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund is considered non-diversified under the 1940 Act. The Fund commenced operations on September 17, 2024. The Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services- Investment Companies. The Fund’s investment objective is to seek long-term capital appreciation. See the Fund’s Prospectus and Statement of Additional Information regarding the risks of investing in shares of the Fund.

Shares of the Fund are listed and traded on the The Nasdaq Stock Market LLC (the “Exchange”). Market prices for the shares may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis at NAV only in blocks of 10,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for the Fund is December 31, 2024, and the period covered by these Notes to Financial Statements is from September 17, 2024 to December 31, 2024 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of current fiscal period, the Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Fund may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of current fiscal period:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$17,857,115	$—	$—	$17,857,115
Money Market Funds	4,698	—	—	4,698
Total Investments in Securities	$17,861,813	$—	$—	$17,861,813

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the current fiscal period, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.The Fund isolates the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency” and “Change in Net Unrealized Appreciation (Depreciation) – Foreign Currency,” respectively.

The Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Fund’s policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income and net realized gains on securities normally are declared and paid on an annual basis for the Fund. Distributions are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

G.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Fund that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Fund.

H.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. The Fund’s realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash, are not taxable to the Fund and are not distributed to shareholders. As such, they have been reclassified from distributable earnings to paid-in capital. The Fund commenced operations on September 17, 2024; therefore, no reclassifications have been made yet.

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Fund. Pursuant to an investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of the Fund, and the Adviser, the Adviser provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Fund except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes (including tax-related services), interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. Per the Advisory Agreement, the Fund pays an annual rate of 0.69% to the Adviser monthly based on average daily net assets.

Intelligent Alpha, LLC (the “Sub-Adviser”), serves as a discretionary investment sub-adviser to the Fund. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Fund, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Fund’s Administrator and, in that capacity, performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Fund’s Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Fund. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Fund’s Custodian.

The Custodian acts as the securities lending agent (the “Securities Lending Agent”) for the Fund.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

NOTE 4 – SECURITIES LENDING

The Fund may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the Securities Lending Agent. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of any domestic loaned securities at the time of the loan, plus accrued interest. The use of loans of foreign securities, which are denominated and payable in U.S. dollars, shall be collateralized in an amount equal to 105% of the value of any loaned securities at the time of the loan plus accrued interest. The Fund receives compensation in the form of fees and earns interest on the cash collateral. The amount of fees depends on a number of factors including the type of security and length of the loan. The Fund continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the value of securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the terms of the securities lending agreement to recall the securities from the borrower on demand.

The securities lending agreement provides that, in the event of a borrower’s material default, the Securities Lending Agent shall take all actions the Securities Lending Agent deems appropriate to liquidate the collateral, purchase replacement securities at the Securities Lending Agent’s expense or pay the Fund an amount equal to the market value of the loaned securities, subject to certain limitations which are set forth in detail in the securities lending agreement between the Fund and the Securities Lending Agent.

During the current fiscal period, the Fund had not loaned securities and received cash collateral for the loans. The cash collateral would have been invested by the Securities Lending Agent in accordance with the Trust approved investment guidelines. Those guidelines require the cash collateral to be invested in readily marketable, high quality, short-term obligations; however, such investments are subject to risk of payment delays or default on the part of the issuer or counterparty or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Fund could also experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Fund is indemnified from this risk by contract with the Securities Lending Agent. As of the end of the current fiscal period, the Fund did not have any securities on loan.

The interest income earned by the Fund on the investment of cash collateral received from borrowers for the securities loaned to them (“Securities Lending Income, Net”) would have been reflected in the Fund’s Statement of Operations. There were no net securities lending income earned on collateral investments and recognized by the Fund during the current fiscal period.

Due to the absence of a master netting agreement related to the Fund’s participation in securities lending, no additional offsetting disclosures have been made on behalf of the Fund for the total borrowings listed above.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the Fund, excluding short-term securities and in-kind transactions, were as follows:

Purchases	Sales
$16,842,717	$13,323,266

For the current fiscal period, in-kind transactions associated with creations and redemptions were as follows:

Purchases	Sales
$26,733,312	$10,789,564

There were no purchases or sales of U.S. Government securities during the current fiscal period.

INTELLIGENT LIVERMORE ETF

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
December 31, 2024 (Unaudited)

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Fund during the current fiscal period was as follows:

Ordinary Income
$34,564

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to current fiscal period, that materially impacted the amounts or disclosures in the Fund’s financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 4 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on September 5-6, 2024 to consider the approval of the Advisory Agreement between the Trust, on behalf of the Intelligent Livermore ETF (the “Fund”) and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the Sub-Advisory Agreement between the Adviser and Intelligent Alpha, LLC (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Advisory Agreement and Sub-Advisory Agreement. In connection with considering the approval of both the Advisory Agreement and Sub-Advisory Agreement, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve both the Advisory Agreement and Sub-Advisory Agreement, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including among other things information about their respective personnel, operations, financial condition, and compliance and risk management. The Board also reviewed the proposed Advisory Agreement and Sub-Advisory Agreement. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser to the Fund. In this connection, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio manager in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Advisory Agreement and Sub-Advisory Agreement. The Board considered the Sub-Adviser’s use of artificial intelligence (“AI”) models to assess the respective investment universe for the Fund. They discussed the three large-language models (“LLMs”) that will be used in the security selection process for the Fund, noting that the Sub-Adviser has developed a series of proprietary instructions and a curated dataset that the three LLMs will analyze in the selection and weighting process for the Fund. The Board also focused on the testing the Sub-Adviser performs on its use of these LLMs and the role the portfolio manager plays in overseeing the model outputs. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. With respect to the advisory fees and expense ratio for the Fund, the Board also considered the fees and expense ratio versus the fees and expenses charged to other comparable ETFs. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s gross total expense ratio, net total expense ratio, and management fee to those of its peers, as shown in the third-party report.
Intelligent Livermore ETF (LIVR) – The Fund’s gross total expense ratio (0.69%) was slightly higher than the peer group average (0.66%); the Fund’s net total expense ratio (0.69%) was higher than the peer group average (0.60%); and the Fund’s management fee (0.69%) was higher than the peer group average (0.56%).
The Board considered that the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only. They stated that such a comparison demonstrates the Fund’s overall cost structure is within the range of expense ratios of its respective peers.
The Board considered, among other information, the data provided in a third-party report comparing the Fund’s proposed fees to those of other ETFs that the third-party deemed to be comparable to the Fund. Fee information was provided in quartiles, ranging from quartile one (the least expensive) to quartile four (the most expensive). This data included a comparison of the Fund’s anticipated expense ratio against its respective peers. The Fund’s total expense ratio (for both gross and net) and management fee were in the following quartiles:

Fund	Total Expense Ratio	Net Expense Ratio	Management Fee Only
LIVR	Quartile 2	Quartile 2	Quartile 3
With respect to the sub-advisory fee, the Board noted that it was payable solely out of the unitary management fee payable to the Adviser. The Board considered the representations from the Adviser and the Sub-Adviser that neither firm manages any other accounts that follow a similar strategy as the Fund. The Board was agreeable to the fee levels.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. They discussed the Sub-Adviser’s costs related to the maintenance, testing and overall management of the AI-powered models used in the security selection process. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund. The Board also considered the Fund’s projected asset totals over the first year of operations, noting that based on the projected asset totals the Adviser and Sub-Adviser will not be profitable as it relates to their respective advisory fee arrangements. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. For example, the Adviser may engage in soft dollar transactions in the future, although it did not currently plan to do so. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as the Fund’s assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.

Conclusion. No single factor was determinative of the Board’s decision to approve the Advisory Agreement and Sub-Advisory Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	March 5, 2025

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	March 5, 2025